Financial Assets At Fair Value Through Profit Or Loss And Financial Investments(Table)	12 Months Ended
Dec. 31, 2017
Current Financial Assets At Fair Value Through Profit Or Loss Abstract [Abstract]
Schedule Of Financial Assets At Fair Value Through Profit Or Loss And Financial Investments Table Text Block [Text Block]

Details of financial assets at fair value through profit or loss and financial investments as of December 31, 2016 and 2017, are as follows:

	2016		2017
	(In millions of Korean won)
Financial assets held for trading
Debt securities:
Government and public bonds	￦	5,389,757	￦	6,232,514
Financial bonds		11,186,427		11,324,330
Corporate bonds		4,594,741		5,133,226
Asset-backed securities		222,076		161,991
Others		1,593,569		2,316,277
Equity securities:
Stocks and others		424,637		1,009,190
Beneficiary certificates		2,615,962		3,925,910
Others		72,349		73,855

Sub-total		26,099,518		30,177,293

Financial assets designated at fair value through profit or loss
Debt securities:
Corporate bonds		237,595		66,969
Equity securities:
Stocks and others		65,591		67,828
Derivative-linked securities		1,361,591		1,613,404
Privately placed bonds		94,069		301,851

Sub-total		1,758,846		2,050,052

Total financial assets at fair value through profit or loss	￦	27,858,364	￦	32,227,345

Available-for-sale financial assets
Debt securities:
Government and public bonds	￦	7,110,899	￦	3,629,479
Financial bonds		11,172,159		20,946,100
Corporate bonds		5,904,414		10,570,501
Asset-backed securities		2,729,749		2,402,437
Others		528,531		1,410,884
Equity securities:
Stocks		2,590,989		3,077,748
Equity investments and others		402,659		459,808
Beneficiary certificates		3,530,893		5,619,306

Sub-total		33,970,293		48,116,263

Held-to-maturity financial assets
Debts securities:
Government and public bonds		2,218,274		5,448,471
Financial bonds		1,868,928		2,474,841
Corporate bonds		3,487,787		6,218,723
Asset-backed securities		3,602,515		4,305,678
Others		—		44,267

Sub-total		11,177,504		18,491,980

Total financial investments	￦	45,147,797	￦	66,608,243

Schedule Of Impairment Losses And Reversal In Financial Investments Table Text Block [Text Block]

The impairment losses and the reversal of impairment losses in financial investments for the years ended December 31, 2015, 2016 and 2017, are as follows:

	2015
	Impairment	Reversal		Net
	(In millions of Korean won)
Available-for-sale financial assets	￦ (227,588)	￦	265	￦ (227,323)

	2016
	Impairment	Reversal		Net
	(In millions of Korean won)
Available-for-sale financial assets	￦ (35,216)	￦	328	￦ (34,888)

	2017
	Impairment	Reversal		Net
	(In millions of Korean won)
Available-for-sale financial assets	￦ (47,917)	￦	—	￦ (47,917)